Note 7 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Long-term Debt [Text Block]
7.	Long-Term Bank Loans

These consist of bank loans of the ship-owning companies and are as follows:

Borrower		December 31, 2019	December 31, 2020

Kamsarmax One Shipping Ltd.	(a)	10,531,000	9,597,000
Ultra One Shipping Ltd.	(b)	14,060,000	13,120,000
Kamsarmax Two Shipping Ltd.	(c)	16,000,000	14,550,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	(d)	12,200,000	10,800,000
Eirini Shipping Ltd.	(e)	4,100,000	3,300,000
		56,891,000	51,367,000
Less: Current portion		(6,924,000)	(14,013,835)
Long-term portion		49,967,000	37,353,165
Deferred charges, current portion		117,706	220,081
Deferred charges, long-term portion		278,160	35,081
Long-term bank loans, current portion net of deferred charges		6,806,294	13,793,754
Long-term bank loans, long-term portion net of deferred charges		49,688,840	37,318,084

The future annual loan repayments are as follows:

To December 31:
2021	14,013,835
2022	3,538,445
2023	14,188,445
2024	2,238,445
2025	2,238,445
Thereafter	15,149,385
Total	51,367,000

(a)
On
February 17, 2016,
the Company signed a term loan facility with Nord LB and, on
February 25, 2016,
a loan of
$13,800,000
was drawn by Kamsarmax One Shipping Ltd. to partly finance the pre-delivery installment of M/V "Xenia". The loan is to be repaid in fourteen
consecutive equal semi-annual installments of
$467,000
plus a balloon amount of
$7,262,000
to be paid together with the last installment in
February 2023.
The loan bears interest at LIBOR plus a margin of
2.95%.
The loan is secured with (i)
first
priority mortgage over M/V "Xenia", (ii)
first
assignment of earnings and insurance of M/V "Xenia", (iii) a corporate guarantee of
EuroDry Ltd.
and other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at
130%.
The Company completed the refinancing of the specific loan on
January 27, 2021 (
see note
16
(a)).

(b)	On
October 1, 2018,
the Company signed a term loan facility with Eurobank Ergasias S.A. (EFG) of up to
$15
million or
60%
of the market value of
M/V "Alexandros P."
, for the purpose of refinancing the outstanding amount of
$9.9
million of the loan facility of
HSH Nordbank AG (drawn on
January 25, 2017
to partly finance the pre-delivery installment of M/V "Alexandros P.") and providing working capital. The facility was drawn on
October 5, 2018.
The loan is payable in
twenty eight
consecutive equal quarterly installments of
$235,000
each, followed by a balloon payment of
$8,420,000
to be paid together with the last installment in
October 2025.
The loan bears interest at LIBOR plus a margin of
3.25%.
The loan is secured with (i)
first
priority mortgage over M/V "Alexandros P.", (ii)
first
assignment of earnings and insurance of M/V "Alexandros P.", (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at
120%.
The Company paid loan arrangement fees of
$135,000
for this loan. The Company completed the refinancing of the specific loan on
January 29, 2021 (
see note
16
(a)).

(c)
On
April 27, 2018,
the Company signed a term loan facility with HSBC Bank Plc. and a loan of
$18.4
million was drawn by Kamsarmax Two Shipping Ltd. on
April 30, 2018
to finance
70%
of the construction cost but
no
more than
70%
of the market value of M/V "Ekaterini", subject to the existence of a time charter at the time of drawdown for a minimum period of
24
months approved by the lender. The loan is payable in
twenty
consecutive quarterly installments commencing from
July 2018,
eight
in the amount of
$400,000
and
twelve
in the amount of
$325,000,
with a
$11,300,000
balloon payment to be paid together with the last installment in
April 2023.
The loan bears interest at LIBOR plus a margin of
2.80%.
The loan is secured with (i)
first
priority mortgage over M/V "Ekaterini", (ii)
first
assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at
130%.
The Company paid loan arrangement fees of
$147,200
for this loan.

(d)	On
November 27, 2018,
the Company signed a term loan facility with the National Bank of Greece S.A. (“NBG”) and a loan of
$15,000,000
was drawn by Light Shipping Ltd., Areti Shipping Ltd. and Pantelis Shipping Corp. for the purpose of refinancing the existing loans with HSBC Bank Plc. regarding M/V “Pantelis” and M/V “Tasos” and financing part of the acquisition cost of M/V “Starlight”. The loan is payable in twelve
consecutive equal quarterly installments of
$700,000,
commencing from
February 2019,
plus a balloon amount of
$6,600,000
to be paid together with the last installment in
November 2021.
On
July 6, 2020,
the Company entered into a supplemental agreement with NBG to defer the last two
of its
2020
loan repayments to be repaid together with the respective balloon installment. A total of
$1,400,000
was rescheduled to
November 2021,
increasing the balloon amount to
$8,000,000.
The loan bears interest at LIBOR plus a margin of
3.25%.
The loan is secured with (i)
first
priority mortgages over M/V “Starlight”, M/V “Pantelis ” and M/V “Tasos” (ii)
first
assignment of earnings and insurance of M/V “Starlight”, M/V “Pantelis ” and M/V “Tasos”, (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to the remaining loans of the Company.
The security cover ratio covenant for this facility stands at
125%.
The Company paid loan arrangement fees of
$150,000
for this loan.

(e)	On
May 22, 2019,
the Company signed a term loan facility with HSBC Bank Plc. for a loan up to the lesser of
49.9%
of the market value of M/V “Eirini P” and
$4.5
million to refinance the then existing indebtedness of Eirini Shipping Ltd. On
May 24, 2019,
a loan of
$4.5
million was drawn by Eirini Shipping Ltd. The loan is payable in twelve
consecutive quarterly equal installments of
$200,000
each, commencing from
August 2019,
with a
$2,100,000
balloon payment to be paid together with the last installment in
May 2022.
The loan bears interest at LIBOR plus a margin of
2.70%.
The loan is secured with (i)
first
priority mortgage over M/V “Eirini P”, (ii)
first
assignment of earnings and insurance of M/V “Eirini P” and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at
130%.
The Company paid loan arrangement fees of
$22,500
for this loan. The Company completed the refinancing of the specific loan on
February 24, 2021 (
see note
16
(c)).

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e.
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender's prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company's subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to
$4,410,376
and
$3,668,036
as of
December 31, 2019
and
2020,
respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of
December 31, 2020,
all the debt covenants are satisfied.

Interest expense for the years ended
December 31, 2018,
2019
and
2020
amounted to
$2,516,216,
$3,360,226
and
$2,191,294,
respectively. Capitalized interest for the year ended
December 31, 2018
amounted to
$173,841.
No
interest was capitalized for the years ended
December 31, 2019
and
2020.